NOTES AND LOANS PAYABLE (Details - Long term debt maturity)	Mar. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2024 (remainder of year)	$ 3,599,345
2025	4,983
2026	4,983
2027	4,983
2028	4,983
Thereafter	124,579
Total	$ 3,743,856